Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	May 02, 2016	Nov. 30, 2015	Nov. 30, 2014
C000010979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Fund (Class A) – including sales charge
Account Value	$ 14,041.32	$ 14,041.32	$ 14,041.32	$ 14,041.32	$ 12,523.14	$ 11,491.84	$ 15,115.79	$ 14,737.53	$ 11,843.06	$ 10,815.12	$ 12,205.77	$ 8,785		$ 7,715.3	$ 9,425
Average Annual Return, Percent	5.69%	2.24%		3.45%
C000010979 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Fund (Class A) – excluding sales charge
Average Annual Return, Percent	12.12%	3.46%		4.07%
C000010981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Fund (Class C) – including sales charge
Account Value	$ 13,824.65	$ 13,824.65	13,824.65	$ 13,824.65	12,416.7	11,482.75	15,220.16	14,948.62	12,099.96	11,134.43	12,660.37	9,182.75		8,126.33	10,000
Average Annual Return, Percent	10.34%	2.70%		3.29%
C000010981 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Fund (Class C) – excluding sales charge
Average Annual Return, Percent	11.34%	2.70%		3.29%
C000031063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Fund (Class R) – including sales charge
Account Value	$ 14,531.86	$ 14,531.86	14,531.86	$ 14,531.86	12,991.23	11,952.42	15,758.91	15,398.68	12,407.68	11,354.28	12,849.6	9,277.14		8,163.38	10,000
Average Annual Return, Percent	11.92%	3.21%		3.81%
C000031063 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Fund (Class R) – excluding sales charge
Average Annual Return, Percent	11.92%	3.21%		3.81%
C000010982 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Fund (Institutional Class) – including sales charge
Account Value	$ 15,275.89	$ 15,275.89	15,275.89	$ 15,275.89	13,588.76	12,441.68	16,319.1	15,868.45	12,719.14	11,585.49	13,047.42	9,371.06		8,204.32	10,000
Average Annual Return, Percent	12.42%	3.73%		4.33%
C000010982 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	12.42%	3.73%		4.33%
C000171463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Fund (Class R6) – including sales charge
Account Value	$ 17,835.95	$ 17,835.95	$ 17,835.95	$ 17,835.95	15,842.79	14,498.02	18,993.53	18,452.1	14,769.87	13,446.84	15,115.44	10,841.32	$ 9,999.99
Average Annual Return, Percent	12.58%	3.84%	6.98%
C000171463 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Macquarie Emerging Markets Fund (Class R6) – excluding sales charge
Average Annual Return, Percent	12.58%	3.84%	6.98%
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (net)
Account Value	$ 13,652.8453	$ 13,652.8453	$ 13,652.8453	$ 13,652.8453	12,205.24096	11,712.11448	14,184.74167	13,812.36915	11,663.2455	10,871.67052	11,959.20266	9,004.171337	10,000	8,301.16324	10,000
Average Annual Return, Percent	11.86%	3.20%	5.56%	3.16%
MSCI Emerging Markets Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (gross)
Account Value	$ 14,191.10671	$ 14,191.10671	$ 14,191.10671	$ 14,191.10671	$ 12,623.58767	$ 12,063.19056	$ 14,546.26026	$ 14,118.76996	$ 11,881.65096	$ 11,032.22274	$ 12,090.16483	$ 9,070.073322	$ 10,000	$ 8,331.575976	$ 10,000
Average Annual Return, Percent	12.42%	3.62%	5.97%	3.56%